GENERAL	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1: GENERAL

a.	Founded in 1988, SuperCom Ltd. is a global provider of traditional and digital identity solutions, advanced Internet of Things ( “IoT”) and connectivity solutions, and cyber security products and solutions, to governments and private and public organizations throughout the world. In these consolidated financial statements all references to “SuperCom,” the “Company,” “we,” “us” or “our” are to SuperCom Ltd., a company organized under the laws of the State of Israel, and its subsidiaries, unless the context otherwise provides.

We are comprised of three main Strategic Business Units (SBU): e-Gov, IoT and Connectivity, and Cyber Security:

e-Gov

Through our proprietary e-Government platforms and innovative solutions for traditional and biometrics enrollment, personalization, issuance and border control services, we have helped governments and national agencies design and issue secured multi-identification, or Multi-ID, documents and robust digital identity solutions to their citizens, visitors and lands.

We have focused on expanding our activities in the traditional identification, or ID, and electronic identification, or e-Gov, market, including the design, development and marketing of identification technologies and solutions to governments in Europe, Asia, America and Africa using our e-Government platforms. Our activities include: (i) utilizing paper secured by different levels of security patterns (UV, holograms, etc.); and (ii) electronic identification secured by biometric data, principally in connection with the issuance of national Multi-ID documents (IDs, passports, driver’s licenses, vehicle permits, and visas, Secure Land Certificated) border control applications and Land Information System (LIS).

IoT and Connectivity

Our IoT products and solutions reliably identify, track and monitor people or objects in real time, enabling our customers to detect unauthorized movement of people, vehicles and other monitored objects. We provide all-in-one field proven IoT suite, accompanied with services specifically tailored to meet the requirements of an IoT solutions.  Our proprietary IoT suite of hybrid hardware, connectivity and software components are the foundation of these solutions and services. Our IoT division has primarily focused on growing the following markets: (i) public safety; (ii) healthcare and homecare; (iii) Smart Cities; (iv) Smart Campus; and (iv) transportation.

During 2006, we identified the growing electronic tracking and monitoring vertical markets for public safety, real time healthcare and homecare, and transportation management. We have developed the PureRF Hybrid suite of wrist devices, connectivity, and controlling software, from 2012 we have developed the next generation IoT suite of devices, connectivity and Monitoring software; the PureSecurity Hybrid Suite of wrist band, tags, beacons, PureCom, Pure Monitors, PureTrack and other components.

On January 1, 2016, we acquired Leaders in Community Alternatives, Inc. (“ LCA”). LCA is a California based, private criminal justice organization, providing community-based services and electronic monitoring programs to government agencies in the U.S. for more than 25 years. LCA offers a broad range of competitive solutions for governmental institutions across the U.S. in addressing realignment strategies and plans.

Connectivity

In 2016, as part of our strategy to enhance and broaden our IoT connectivity products and solutions offerings for public safety, enterprises, hospitality and smart cities markets, on May 18, 2016, we acquired Alvarion Technologies Ltd., or Alvarion. Alvarion designs solutions for carrier wi-fi, enterprise connectivity, smart city, smart hospitality, connected campuses and connected events that are both complete and heterogeneous to ensure ease-of-use and optimize operational efficiency. Carriers, local governments and hospitality sectors worldwide deploy Alvarion’s intelligent wi-fi networks to enhance productivity and performance, as well as its legacy backhaul services and products.

Cyber Security

During 2015, we identified the cyber security market as a very fast-growing market where we believe that SuperCom has major advantages due to synergic technologies and a shared customer base to our e-Gov, IoT and connectivity SBUs. In 2015, we acquired Prevision Ltd., or Prevision, a company with a strong presence in the market and a broad range of competitive and well-known cyber security services. During the first quarter of 2016, we acquired Safend Ltd, or Safend, an international provider of cutting edge endpoint data protection guarding against corporate data loss and theft through content discovery and inspection, encryption methodologies, and comprehensive device and port control. Safend maps sensitive information and controls data flow through email, web, external devices and additional channels.

Both acquisitions significantly expanded the breadth of our cyber security capabilities globally, while providing us with outstanding market and technological experts and over 3,000 customers in the United States, Europe, and Asia, and more than three million software license seats deployed by multinational enterprises, government agencies and small to mid-size companies around the globe, together with leading data and cyber security platforms and technologies.

b.	Liquidity Analysis

The Company has experienced significant cash outflows from cash used in operating activities over the past 3 years. As of six months ended June 30, 2026, the Company had an accumulated deficit of $100,107 and net cash used in operating activities of $4,014, compared to $2,176 for six months ended June 30, 2025.

Management has evaluated the significance of the conditions described above in relation to the Company’s ability to meet its obligations and noted that as of June 30, 2026, the Company had cash, cash equivalent, and restricted cash of $7,455 and positive working capital of $29,514.

Additionally, the Company secured financing of $20,000 Fortress Investment Group during 2018, of which, $6,000 remains available to the Company to draw during the 12 months following the balance sheet date, under certain conditions. Throughout 2021, the Company also secured through the issuance of multiple notes, aggregate gross proceeds of $12,000 of subordinated debt (“Subordinated Debt”) and $1,600 of promissory notes. In 2022, the Company raised a net amount of approximately $5,848 in proceeds from accredited investors . To date, the Company has used the proceeds from the secured financing, subordinated debt and private placement and public offerings (i) to satisfy certain indebtedness; and (ii) for general corporate purposes and (iii) working capital needs for multiple new government customer contracts with significant positive cash flow.

On March 30, 2023, the Company raised approximately $2,400 in gross proceeds in a registered direct offering with a single accredited institutional investor through the sale of an aggregate of 24,250 of its ordinary shares, and 51,631 pre-funded warrants to purchase ordinary shares with an exercise price of $0.0002 per share, and concurrent private placement to such Purchaser of the Company’s private warrants to purchase an aggregate of 75,881 of its ordinary shares at an exercise price of $33.2 per share.

On August 3, 2023, the Company raised approximately $2,750 in gross proceeds in a registered direct offering with a single accredited institutional investor through the sale of an aggregate of 33,050 of its ordinary shares, and 128,715 pre-funded warrants to purchase ordinary shares with an exercise price of $0.0002 per share, and concurrent private placement to such Purchaser of the Company’s private warrants to purchase an aggregate of 161,765 of its ordinary shares at an exercise price of $17.00 per share.

On November 15, 2023, the Company raised approximately $2,000 in gross proceeds in a warrant exercise and reload with a single accredited institutional investor through warrant exercise of 54,050 warrant to ordinary shares, and warrant exercise of 183,596 warrant to pre-funded warrants to purchase ordinary shares with an exercise price of $0.0002 per share, and concurrent warrant reload to such Purchaser of the Company’s private warrants to purchase an aggregate of 475,291 of its ordinary shares at an exercise price of $10 per share.

On April 19, 2024, the Company raised approximately $2,900 in gross proceeds in a registered direct offering with a single accredited institutional investor through the sale of an aggregate of 143,695 of its ordinary shares, and 262,114 pre-funded warrants to purchase ordinary shares with an exercise price of $0.0002 per share, and concurrent private placement to such Purchaser of the Company’s private warrants to purchase an aggregate of 405,808 of its ordinary shares at an exercise price of $7.60 per share

On January 31, 2025, the Company raised approximately $6,000 in gross proceeds in a registered direct offering with a two accredited institutional investor through the sale of an aggregate of 545,454 of its ordinary shares.

On February 19, 2025, the Company raised approximately $8,237 in gross proceeds as a result of the exercise of previously issued Company warrants by a single accredited institutional investor warrant holder through the exercise of warrants to purchase an aggregate of 931,099 of the Company’s ordinary shares, and as a result of such exercise, the issuance to such accredited institutional investor of the Company’s new warrants to purchase an aggregate of 698,324 of its ordinary shares at an exercise price of $13.5 per share

On February 23, 2025, the Company received approximately $1,913 in net proceeds from the exercise of previously issued warrants by a single accredited institutional investor. The investor exercised warrants to purchase an aggregate of 212,500 of the Company’s ordinary shares at an exercise price of $9.00 per share.

During the month of January 2025, the Company converted $4,374 of senior debt held by Fortress, the Company’s senior Lender, to ordinary shares, reducing the outstanding debt to $14,000 . In addition, on August 14, 2025 the Company converted additional $2,591 of the principal senior debt held by Fortress to 225,000 ordinary shares.

During 2026, 2025, 2024, 2023, 2022 and 2021 the Company converted $0, $6,110, $3,223, $500, $211 and $7,601, respectively, of the remaining principal and accrued interest of subordinated notes into the Company’s ordinary shares.

On July 14, 2026, the Company raised approximately $7,500 in gross proceeds in a registered direct offering with accredited institutional investors through the sale of an aggregate of 732,683 of its ordinary shares.

To date, the Company has used the proceeds from the secured financing, subordinated debt, and private placement (i) to satisfy certain indebtedness; and (ii) for general corporate purposes, and (iii) for working capital needs for multiple new government customer contracts with significant positive cash flow.

The Company believes that, based on the financings described above, its current cash position, management’s operating plans, and anticipated cash flows from existing customer contracts worldwide, there is no substantial doubt about the Company’s ability to fund its operations for a period of at least 12 months from the date of issuance of these financial statements.

c.	Senior Secured Credit Facility

On September 6, 2018 and October 26, 2018, through a two-stage closing process, the Company entered into a Senior Secured Credit Facility with affiliates of Fortress Investment Group LLC("Fortress") with an aggregate principal amount of up to $20,000 (the "Credit Facility"). The Initial Term Loan which finalized on October 26, 2018 has an aggregate principal of $10,000, and the Incremental Term Loan provides for up to an additional $10,000 in principal through Incremental Draws of at least $1,000 each. In 2019, a total of $4,000 gross was drawn on the Incremental Term Loan, and some of the terms of the Credit Facility were amended to support the needs of the company. The Credit Facility bears interest on the borrowed balance at a rate per annum equal to LIBOR plus an applicable margin (the "Interest Margin") dependent on the EBITDA Leverage Ratio which is calculated and reset on a quarterly basis (8.0% for an EBITDA Leverage Ratio greater than or equal to 2.50x; 7.0% for an EBITDA Leverage Ratio less than 2.50x). At the Company's election, interest is paid in cash or in-kind in the amount of 4% per annum of the Interest Margin. The balance of interest is payable in cash monthly in arrears. For amounts which remain un-borrowed, the Company incurs interest at a rate of 0.50% per annum ("Unused Fee"). From closing and until today, the Company only paid monthly interest payments.

On January 22, 2025, the Company entered into a Waiver and Fourth Amendment to Credit Agreement with affiliates of the Company’s senior lender Fortress Investment Group LLC, the Company’s wholly owned subsidiary, and certain other subsidiaries of the Company as guarantors, to amend the Credit Agreement. Pursuant to the Amendment, among other things, the parties agreed: (i) for $4,374 out of the Outstanding Amount of the term loans made under the Credit Agreement to be exchanged into an aggregate of 100,000 of the Company’s ordinary at a price per share of $43.74, such that the Outstanding Principle Amount set to $14,000 after giving effect to the Amendment, and (ii) to extend the maturity date of the loans made by the senior lender to the Company to December 31, 2028 and to push back any Loan monthly interest and principal payments, such that they all shall be paid at maturity; In addition, on August 14, 2025 the Company converted additional $2,591 of the principle senior debt held by Fortress, to 225,000 ordinary shares.

As of June 30, 2026, the outstanding balance of the Credit Facility was $12,677.

In 2021, the Company secured through the issuance of subordinated notes, gross proceeds of $12,000. For the consideration of $12,000 in gross proceeds, SuperCom issued to a certain institutional investor in February 2021 and June 2021, two-year unsecured, subordinated promissory notes in the amounts of $7,000 and $5,000, respectively, both with similar structures and terms. Given the subordination agreement between the senior secured loan investor, the subordinated debt investor and the Company, the subordinated investor may request that the balance of the subordinated debt be paid only after the senior secured Fortress debt is paid in full. The notes have a 5% annual coupon and a built-in increase to the balance of the notes by 5% every 6 months for the first 24 months, for any portion of the notes which has not been paid down prior to maturity. All principal and interest accrued is required to be paid in only one-bullet payment at maturity, and the company has the right to pre-pay any portion of either note at any time without a pre-payment penalty. The company has an option at its discretion only, at any time after 12 months to pay down all or a portion of either note using its ordinary shares, subject to certain conditions being met.

During 2026, 2025, 2024, 2023, 2022 and 2021 the Company converted $0, $6,110, $3,223 ,$500, $211 and $7,601, respectively, of the remaining principal and accrued interest of subordinated notes into the Company’s ordinary shares.

As of June 30, 2026, the outstanding principal and accrued interest of the Subordinated Debt was $5,824.

The Company purchases certain services and products used by it to generate revenues in its projects and sales from several sole suppliers. Although there are only a limited number of manufacturers of those particular services and products, management believe that other suppliers could provide similar services and products on comparable terms without affecting operating results.